SHARE-BASED EMPLOYEE REMUNERATION (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)
Number of shares
Number of shares, Balance				1,130,000
Number of shares, Granted	56,919	27,394		0
Number of shares, Forfeited				(20,000)
Number of shares, Exercised				0
Number of shares, Balance				1,110,000
Number of shares, Exercisable			1,110,000	832,500	0	1,110,000
Number of shares, Expired			(1,110,000)
Weighted average exercise price
Weighted average exercise price, Balance				$ 7.65
Weighted average exercise price, Granted				0
Weighted average exercise price, Forfeited				7.65
Weighted average exercise price, Exercised				0
Weighted average exercise price, Balance				7.65
Weighted average exercise price, Exercisable			$ 7.65	$ 7.65	$ 0	$ 7.65
Weighted average exercise price, Expired			$ 7.65